30. EMPLOYEE BENEFITS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Number of common shares held	4,450,652	1,870,652
Total guarantee resources	R$ 5,700,000	R$ 5,500,000
Percentage of average salary	4.35%	4.65%
Pension plan expense	R$ 41,050	R$ 40,644
Description of investment policy	The investment plan is reviewed annually and approved by the Deliberative Council, considering a 5-year horizon, as established by CGPC resolution no. 7, of December 4, 2003. The investment limits and criteria established in the policy are based on Resolution 4,661 / 18, published by the National Monetary Council (“CMN”).
Defined benefit plan [member]
Disclosure of defined benefit plans [line items]
Description of pension fund market	In compliance with current legislation, specific to the pension fund market, for the last 4 years ended (2017, 2018, 2019 and 2020), there was no need to pay installments by CSN, since the benefit plans defined actuarial gains in the year.
Plan covering 35% Of The Average Salary [member]
Disclosure of defined benefit plans [line items]
Percentage of average salary	35.00%
Participant's salary term	12 months
Average Salary Supplementation Plan [member]
Disclosure of defined benefit plans [line items]
Percentage of average salary	35.00%
Participant's salary term	12 months
Mixed Supplementary Benefit Plan [member] | 2021 [member]
Disclosure of defined benefit plans [line items]
Contributions forecast to be paid 2020	R$ 21,563
Contributions amount	R$ 1,322